INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Deferred tax assets	$ 0	$ 0
Net operating loss carryforwards	918,400	238,021
Valuation allowance	$ (918,400)	$ (238,021)